lattice strategies TRUST

On behalf of Hartford Multifactor Low Volatility US Equity ETF and Hartford Multifactor REIT ETF (each a “Fund” and collectively, the “Funds”), each a series of Lattice Strategies Trust, and pursuant to Rule 497 under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplement for the Funds, dated June 18, 2020.  The prospectus supplement was filed with the U.S. Securities and Exchange Commission on June 18, 2020 pursuant to Rule 497 under the Securities Act (Accession No. 0001104659-20-074414) and is incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document